Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Summary of Provisions

Provisions consist of the following (in thousands):
	Dilapidations provision	Share based payments employment taxes provision	Provision for withholding taxes	Other provisions	Total
Current liabilities
At January 1, 2020	$-	$-	$-	$-	$-
Additional provision in the year	-	-	-	12,498	12,498
Release of provision in the year	-	-	-	(800)	(800)
Utilized provision in the year	-	-	-	(1,630)	(1,630)
Transfer from non-current provisions	-	12,105	4,100	873	17,078
At December 31, 2020	$-	$12,105	$4,100	$10,941	$27,146

Non-current liabilities
At January 1, 2019	$2,515	$10,947	$-	$-	$13,462
Recognized on acquisition of subsidiary	-	-	16,000	-	16,000
Additional provision in the year	1,015	6,820	-	873	8,708
Release of provision in the year	(190)	(4,583)	(4,000)	-	(8,773)
Utilized provision in the year	(20)	(5,729)	(500)	-	(6,249)
Foreign exchange	32	524	-	-	556
At December 31, 2019	3,352	7,979	11,500	873	23,704
Additional provision in the year	3,039	131,836	-	1,011	135,886
Transfer to current provisions	-	(12,105)	(4,100)	(873)	(17,078)
Release of provision in the year	(757)	(945)	-	-	(1,702)
Utilized provision in the year	-	(11,758)	-	-	(11,758)
Foreign exchange	36	25	-	-	61
At December 31, 2020	$5,670	$115,032	$7,400	$1,011	$129,113